Provisions for employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for employee benefits
Schedule of provision for employee benefits
(€ million)	December 31, 2025	December 31, 2024
Italian defined benefit plans	143	151
Foreign defined benefit plans	89	108
FISDE, foreign medical plans and other	112	112
Defined benefit plans	344	371
Other benefit plans	252	310
Provision for employee benefits	596	681

Schedule of present value of employee benefits, estimated by applying actuarial techniques
	2025						2024
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
Present value of benefit liabilities at beginning of year	151	369	112	632	310	942	156	380	118	654	353	1,007
Current service cost	1	6	2	9	57	66	1	12	2	15	56	71
Interest cost	5	17	3	25	8	33	5	18	4	27	11	38
Remeasurements:	(4)	7	(2)	1	(8)	(7)	(1)	(22)	(2)	(25)	1	(24)
- actuarial (gains) losses due to changes in demographic assumptions		(7)		(7)		(7)		(1)		(1)		(1)
- actuarial (gains) losses due to changes in financial assumptions	(1)		(1)	(2)	(3)	(5)		(22)		(22)	5	(17)
- experience (gains) losses	(3)	14	(1)	10	(5)	5	(1)	1	(2)	(2)	(4)	(6)
Past service cost and (gain) loss on settlements		1	5	6	(9)	(3)		9		9	3	12
Plan contributions:		1		1		1		2		2		2
- employee contributions		1		1		1		2		2		2
Benefits paid	(11)	(31)	(8)	(50)	(105)	(155)	(10)	(85)	(8)	(103)	(113)	(216)
Reclassification to liabilities directly associated with assets held for sale		(16)		(16)	(1)	(17)
Currency translation differences and other changes	1	(7)		(6)		(6)		55	(2)	53	(1)	52
Present value of benefit liabilities at end of year (a)	143	347	112	602	252	854	151	369	112	632	310	942
Plan assets at beginning of year		263		263		263		261		261		261
Interest income		18		18		18		14		14		14
Return on plan assets		(8)		(8)		(8)		(17)		(17)		(17)
Administrative fees paid		(1)		(1)		(1)		(1)		(1)		(1)
Plan contributions:		21		21		21		25		25		25
- employee contributions		1		1		1		2		2		2
- employer contributions		20		20		20		23		23		23
Benefits paid		(24)		(24)		(24)		(25)		(25)		(25)
Reclassification to liabilities directly associated with assets held for sale		(1)		(1)		(1)
Currency translation differences and other changes		(8)		(8)		(8)		6		6		6
Plan assets at end of year (b)		260		260		260		263		263		263
Asset ceiling at beginning of year		2		2		2		2		2		2
Change in asset ceiling
Asset ceiling at end of year (c)		2		2		2		2		2		2
Net liability recognized at end of year (a-b+c)	143	89	112	344	252	596	151	108	112	371	310	681

Schedule of costs charged to profit and loss account and other comprehensive income

Costs charged to the profit and loss account, valued using actuarial assumptions, consisted of the following:

(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Defined benefit plans	Other benefit plans	Total
2025
Current service cost	1	6	2	9	57	66
Past service cost and (gains) losses on settlements		1	5	6	(9)	(3)
Interest cost (income), net:
- interest cost on liabilities	5	17	3	25	8	33
- interest income on plan assets		(18)		(18)		(18)
Total interest cost (income), net	5	(1)	3	7	8	15
- of which recognized in Payroll and related cost					8	8
- of which recognized in Financial income (expense)	5	(1)	3	7		7
Remeasurements for long-term plans					(8)	(8)
Administrative fees paid		1		1		1
Total	6	7	10	23	48	71
- of which recognized in Payroll and related cost	1	8	7	16	48	64
- of which recognized in Financial income (expense)	5	(1)	3	7		7
2024
Current service cost	1	12	2	15	56	71
Past service cost and (gains) losses on settlements		9		9	3	12
Interest cost (income), net:
- interest cost on liabilities	5	18	4	27	11	38
- interest income on plan assets		(14)		(14)		(14)
Total interest cost (income), net	5	4	4	13	11	24
- of which recognized in Payroll and related cost					11	11
- of which recognized in Financial income (expense)	5	4	4	13		13
Remeasurements for long-term plans					1	1
Administrative fees paid		1		1		1
Total	6	26	6	38	71	109
- of which recognized in Payroll and related cost	1	22	2	25	71	96
- of which recognized in Financial income (expense)	5	4	4	13		13
	2025				2024
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Total
Actuarial (gain)/loss due to changes in demographic assumptions		(7)		(7)		(1)		(1)
Actuarial (gain)/loss due to changes in financial assumptions	(1)		(1)	(2)		(22)		(22)
Experience (gain)/loss	(3)	14	(1)	10	(1)	1	(2)	(2)
Return on plan assets		8		8		17		17
Changes in asset ceiling
Remeasurements	(4)	15	(2)	9	(1)	(5)	(2)	(8)

Schedule of plan assets
(€ million)	Cash and cash equivalents	Equity securities	Debt securities	Real estate	Derivatives	Investment funds	Assets held by insurance companies	Other	Total
December 31, 2025
Plan assets with a quoted market price:
- with a quoted market price	9	24	126	11	41		4	15	230
- without a quoted market price							30		30
	9	24	126	11	41		34	15	260
December 31, 2024
Plan assets with a quoted market price:
- with a quoted market price	4	25	125	11	43	1	32	19	260
- without a quoted market price							3		3
	4	25	125	11	43	1	35	19	263

Schedule of actuarial assumptions used in measurement of defined benefit liabilities and estimated cost
		Italian defined benefit plans	Foreign defined benefit plans			FISDE, foreign medical plans and other	Other benefit plans
2025
Discount rate	(%)	3.2	1.3	-	20.5	3.2	2.4	-	3.2
Rate of compensation increase	(%)	3.0	2.0	-	19.7
Rate of price inflation	(%)	2.0	1.0	-	14.0	2.0			2.0
Life expectations on retirement at age 65	(years)		14	-	24	24
2024
Discount rate	(%)	3.1	1.1	-	26.1	3.1	2.8	-	3.1
Rate of compensation increase	(%)	3.0	2.0	-	15.0
Rate of price inflation	(%)	2.0	1.0	-	14.0	2.0			2.0
Life expectations on retirement at age 65	(years)		14	-	24	24

Schedule of analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans
		Euro area			Rest of Europe			Africa			Other areas	Foreign defined benefit plans
2025
Discount rate	(%)	3.4	-	4.2	1.3	-	5.5	4.0	-	20.5		1.3	-	20.5
Rate of compensation increase	(%)	2.0	-	3.4			2.8	5.0	-	19.7		2.0	-	19.7
Rate of price inflation	(%)			2.0	1.0	-	3.1	3.0	-	14.0		1.0	-	14.0
Life expectations on retirement at age 65	(years)	21	-	23	22	-	24	14	-	18		14	-	24
2024
Discount rate	(%)	3.2	-	3.6	1.1	-	5.5	3.3	-	26.1	7.1	1.1	-	26.1
Rate of compensation increase	(%)	2.0	-	3.4			2.8	5.0	-	15.0	5.0	2.0	-	15.0
Rate of price inflation	(%)			2.0	1.0	-	3.5	3.0	-	14.0	3.5	1.0	-	14.0
Life expectations on retirement at age 65	(years)	21	-	23	23	-	24	14	-	18		14	-	24

Schedule of analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration
(€ million)	Italian defined benefit plans	Foreign defined benefit plans	FISDE, foreign medical plans and other	Other benefit plans
December 31, 2025
2026	18	17	8	90
2027	16	25	8	79
2028	17	19	8	64
2029	18	21	7	5
2030	18	20	7	3
2031 and thereafter	56	245	74	11
Weighted average duration (years)	5.8	12.4	10.9	2.1
December 31, 2024
2025	19	24	8	108
2026	16	26	7	92
2027	16	21	7	80
2028	17	16	7	13
2029	18	19	7	5
2030 and thereafter	65	263	76	12
Weighted average duration (years)	6.1	13.1	11.3	2.1